Significant Accounting Policies (Details) - Schedule of Intangible Assets	Jun. 30, 2024
Patents [Member]
Schedule of Intangible Assets [Line Items]
Useful lives	10 years
Trademark [Member]
Schedule of Intangible Assets [Line Items]
Useful lives	10 years